RELATED PARTY TRANSACTIONS - Related Party Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from related parties	$ 60	$ 228
Affiliate
Related Party Transaction [Line Items]
Due to related parties	(328)	(348)
Affiliate | Seatankers Management Norway AS
Related Party Transaction [Line Items]
Due from related parties	16	18
Affiliate | Frontline plc
Related Party Transaction [Line Items]
Due from related parties	0	162
Affiliate | Frontline Management AS
Related Party Transaction [Line Items]
Due from related parties	0	1
Affiliate | Northern Ocean Limited
Related Party Transaction [Line Items]
Due from related parties	33	47
Affiliate | Avance Gas Trading Ltd
Related Party Transaction [Line Items]
Due from related parties	2	0
Affiliate | Sloane Square Capital Holdings Ltd
Related Party Transaction [Line Items]
Due from related parties	9	0
Affiliate | Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Due to related parties	(30)	(85)
Affiliate | Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Due to related parties	(4)	(30)
Affiliate | Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Due to related parties	(293)	(232)
Affiliate | SFL Corporation Ltd
Related Party Transaction [Line Items]
Due to related parties	$ (1)	$ (1)